Income tax - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Beginning balance	$ 4,410	$ 4,365	$ 5,923
Additions	6,105	2,768	1,144
Reversals	(1,077)	(2,723)	(2,702)
Ending balance	$ 9,438	$ 4,410	$ 4,365